Property and equipment (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Business Combination	R$ 5,281	R$ 1,274
Property and equipment	188,019	163,475	R$ 137,846
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Business Combination	6,464	1,627
Property and equipment	222,865	187,074	153,800
Accumulated Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Business Combination	(1,183)	(353)
Property and equipment	(34,846)	(23,599)	(15,954)
Historical Cost | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	222,865	187,074
Accumulated Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation expense	R$ (34,846)	(23,599)
Furniture and Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Annual depreciation rate	10.00%
Property and equipment	R$ 21,532	8,948
Furniture and Equipment | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Business Combination	6,464	1,566
Property and equipment	23,601	14,012	10,219
Furniture and Equipment | Accumulated Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Business Combination	(1,183)	(309)
Property and equipment	(2,069)	(5,064)	(74)
Furniture and Equipment | Historical Cost | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	23,601	14,012
Furniture and Equipment | Accumulated Depreciation | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation expense	R$ (2,069)	(5,064)
Communication and network equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Annual depreciation rate	20.00%
Property and equipment	R$ 15,624	14,317
Communication and network equipment [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	15,636	14,390	12,348
Communication and network equipment [member] | Accumulated Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	(12)	(73)	(60)
Communication and network equipment [member] | Historical Cost | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	15,636	14,390
Communication and network equipment [member] | Accumulated Depreciation | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation expense	(12)	(73)
Construction in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	1,794
Construction in progress [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	1,794
Construction in progress [member] | Historical Cost | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	R$ 1,794
Right-of-use assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Annual depreciation rate	4.00%
Property and equipment	R$ 136,771	127,323
Right-of-use assets [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	144,387	131,064	109,264
Right-of-use assets [member] | Accumulated Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	(7,616)	(3,741)	(1,318)
Right-of-use assets [member] | Historical Cost | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	144,387	131,064
Right-of-use assets [member] | Accumulated Depreciation | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation expense	R$ (7,616)	(3,741)
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Annual depreciation rate	4.00%
Property and equipment	R$ 12,298	12,887
Buildings [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Business Combination		61
Property and equipment	37,447	27,608	21,969
Buildings [member] | Accumulated Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Business Combination		(44)
Property and equipment	(25,149)	(14,721)	R$ (14,502)
Buildings [member] | Historical Cost | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	37,447	27,608
Buildings [member] | Accumulated Depreciation | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation expense	R$ (25,149)	R$ (14,721)